WBI BullBear Yield 3000 ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 84.9%	Shares	Value
Automobiles & Components - 0.7%
Autoliv, Inc.	1,834	$192,863

Capital Goods - 4.3%
Applied Industrial Technologies, Inc.	339	89,943
EMCOR Group, Inc.	389	287,203
General Dynamics Corp.	782	268,398
Lincoln Electric Holdings, Inc.	1,070	266,516
Toro Co.	2,934	274,153
		1,186,213

Commercial & Professional Services - 3.4%
Booz Allen Hamilton Holding Corp.	3,403	265,536
Genpact Ltd.	2,424	90,294
Paychex, Inc. (a)	3,472	319,841
Verisk Analytics, Inc.	1,310	248,572
		924,243

Consumer Discretionary Distribution & Retail - 1.2%
Best Buy Co., Inc. (a)	5,196	333,583

Consumer Services - 1.0%
Yum! Brands, Inc.	1,664	258,719

Consumer Staples Distribution & Retail - 0.9%
Dollar General Corp.	2,120	251,708

Energy - 9.6%
Archrock, Inc.	17,213	599,013
Baker Hughes Co.	3,911	238,767
EQT Corp.	4,300	273,652
Expand Energy Corp. (a)	2,549	279,829
Exxon Mobil Corp.	1,699	288,252
HF Sinclair Corp. (a)	4,746	296,103
ONEOK, Inc. (a)	3,783	341,945
Phillips 66	1,600	291,488
		2,609,049

Financial Services - 10.3%
American Express Co.	924	279,491
Cboe Global Markets, Inc.	947	266,173
Interactive Brokers Group, Inc. - Class A	4,003	268,481
Mastercard, Inc. - Class A	530	264,820
Piper Sandler Cos. (a)	3,716	284,460
T Rowe Price Group, Inc.	3,661	330,003
Tradeweb Markets, Inc. - Class A	5,221	614,303
Virtu Financial, Inc. - Class A	6,392	281,120
Visa, Inc. - Class A	775	234,236
		2,823,087

Food, Beverage & Tobacco - 3.2%
Altria Group, Inc.	5,162	340,641
Molson Coors Beverage Co. - Class B	6,516	280,579
Philip Morris International, Inc.	1,577	260,741
		881,961

Health Care Equipment & Services - 1.0%
Quest Diagnostics, Inc.	1,386	271,628

Household & Personal Products - 1.0%
Kimberly-Clark Corp.	2,762	266,450

Insurance - 11.3%
Allstate Corp.	1,320	273,689
Chubb Ltd.	841	274,107
Cincinnati Financial Corp.	1,666	262,145
Hartford Insurance Group, Inc.	4,411	596,500
Marsh & McLennan Cos., Inc. (a)	3,202	555,387
Primerica, Inc.	2,304	577,106
Progressive Corp.	1,362	270,003
RenaissanceRe Holdings Ltd.	924	274,640
		3,083,577

Materials - 3.5%
Ball Corp.	4,374	258,547
CF Industries Holdings, Inc.	1,496	194,241
Nucor Corp.	1,259	212,897
Sonoco Products Co.	5,169	279,591
		945,276

Media & Entertainment - 1.0%
Netflix, Inc. (b)	2,896	278,450

Pharmaceuticals, Biotechnology & Life Sciences - 4.3%
Bristol-Myers Squibb Co.	5,037	305,494
Merck & Co., Inc. (a)	2,405	289,298
Pfizer, Inc.	10,113	283,973
Royalty Pharma PLC - Class A	5,857	280,960
		1,159,725

Semiconductors & Semiconductor Equipment - 1.1%
QuickLogic Corp. (b)	31,109	291,802

Software & Services - 7.7%
Accenture PLC - Class A	495	98,154
Fastly, Inc. - Class A (b)	11,444	332,563
Figma, Inc. - Class A (b)	10,591	223,894
HubSpot, Inc. (b)	1,075	262,407
Microsoft Corp.	273	101,056
RingCentral, Inc. - Class A (a)	7,282	270,818
Roper Technologies, Inc.	875	309,627
ServiceTitan, Inc. - Class A (a)(b)	3,664	232,517
Wix.com Ltd. (a)(b)	3,126	281,559
		2,112,595

Technology Hardware & Equipment - 6.2%
Applied Optoelectronics, Inc. (a)(b)	2,610	220,780
Cisco Systems, Inc.	3,481	270,091
Dell Technologies, Inc. - Class C	1,667	273,605
HP, Inc. (a)	18,569	356,710
Keysight Technologies, Inc. (b)	980	276,723
TD SYNNEX Corp.	1,724	290,856
		1,688,765

Telecommunication Services - 2.1%
AT&T, Inc.	10,349	300,017
Millicom International Cellular SA	3,657	274,056
		574,073

Transportation - 1.0%
FedEx Corp.	771	274,615

Utilities - 10.1%
Atmos Energy Corp. (a)	1,467	270,984
CenterPoint Energy, Inc.	6,290	271,476
Clearway Energy, Inc. - Class A	8,300	325,111
CMS Energy Corp.	3,520	273,082
FirstEnergy Corp.	5,364	271,740
National Fuel Gas Co.	2,849	267,692
NextEra Energy, Inc.	2,983	277,061
NiSource, Inc.	5,906	275,574
WEC Energy Group, Inc.	2,359	273,101
Xcel Energy, Inc.	3,342	265,489
		2,771,310
TOTAL COMMON STOCKS (Cost $23,101,970)		23,179,692

EXCHANGE TRADED FUNDS - 13.5%	Shares	Value
Angel Oak High Yield Opportunities ETF	66,533	727,206
Eaton Vance Short Duration Income ETF	8,771	446,795
First Trust Senior Loan ETF (a)	5,569	249,491
Invesco Ultra Short Duration ETF	6,053	303,376
iShares Short Duration Bond Active ETF	4,806	244,313
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	14,155	435,691
TCW Senior Loan ETF	10,918	494,381
WisdomTree Trust WisdomTree Interest Rate Hedged US Aggregate Bond Fund	34,963	788,325
TOTAL EXCHANGE TRADED FUNDS (Cost $3,712,809)		3,689,578

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.2%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (c)	4,165,226	4,165,226
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,165,226)		4,165,226

TOTAL INVESTMENTS - 113.6% (Cost $30,980,005)		31,034,496
Money Market Deposit Account - 2.4% (d)		669,057
Liabilities in Excess of Other Assets - (16.0)%		(4,381,069)
TOTAL NET ASSETS - 100.0%		$27,322,484

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $4,095,565.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 1.77%.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

WBI BullBear Yield 3000 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$23,179,692	$–	$–	$23,179,692
Exchange Traded Funds	3,689,578	–	–	3,689,578
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	4,165,226
Total Investments	$26,869,270	$–	$–	$31,034,496

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $4,165,226 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.